FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 29, 2018
FAIR VALUE MEASUREMENTS
Assets and liabilities carried at fair value, measured on a recurring basis

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2018:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$26.3	$21.5	$4.8	$–
Derivative assets	3.6	.1	3.5	–
Bank drafts	23.0	23.0	–	–
Liabilities
Derivative liabilities	$8.7	$–	$8.7	$–
Contingent consideration liabilities	1.6	–	–	1.6

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 30, 2017:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$22.7	$17.7	$5.0	$–
Derivative assets	3.9	–	3.9	–
Bank drafts	18.4	18.4	–	–
Liabilities
Derivative liabilities	$6.2	$.1	$6.1	$–
Contingent consideration liabilities	45.0	–	–	45.0

Reconciliation of Level 3 contingent consideration liabilities

Level 3 Liabilities
(In millions)	Contingent Consideration

Balance at December 30, 2017	$45.0
Payments	(17.3)
Adjustments(1)	(26.1)

Balance at December 29, 2018	$1.6

(1)

Adjustments primarily relate to measurement period adjustments. Refer to Note 3, "Goodwill and Other Intangibles from Business Acquisitions," for more information. Additional adjustments were recorded in "Other expense, net" in the Consolidated Statements of Income mainly as a result of Yongle Tape not achieving a certain performance objective within the prescribed period.